Financial Instruments and Fair Value Measurements - Senior Notes and Credit Facilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	$ 4,057,592	$ 4,328,468
$462 million Senior Secured Credit Facility
Senior notes and credit facilities:
Debt instrument description	LIBOR
7.25% Senior Unsecured Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value	$ 75,638	100,367
Debt instrument - carrying value, net of financing fees	129,617	226,655
6.5% Drill Rigs Senior Secured Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value	231,011	357,431
Debt instrument - carrying value, net of financing fees	456,475	601,845
$1.9 billion Secured Term Loan B Facility
Senior notes and credit facilities:
Debt instrument - estimated fair value	746,029	427,168
Debt instrument - carrying value, net of financing fees	1,809,430	1,814,746
$1.3 billion Senior Secured Term Loan B Facility
Senior notes and credit facilities:
Debt instrument - estimated fair value	835,002	628,242
Debt instrument - carrying value, net of financing fees	$ 1,253,080	$ 1,257,484